UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-07359
HYPERION BROOKFIELD INCOME FUND, INC.
(Formerly HYPERION STRATEGIC BOND FUND, INC.)
(Exact name of registrant as specified in charter)
THREE WORLD FINANCIAL CENTER, 200 VESEY STREET, 10TH FLOOR
NEW YORK, NEW YORK 10281-1010
(Address of principal executive offices) (Zip code)
JOHN H. DOLAN, PRESIDENT
HYPERION BROOKFIELD INCOME FUND, INC.
(Formerly HYPERION STRATEGIC BOND FUND, INC.)
THREE WORLD FINANCIAL CENTER, 200 VESEY STREET, 10TH FLOOR
NEW YORK, NEW YORK 10281-1010
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1 (800) Hyperion
Date of fiscal year end: July 31
Date of reporting period: July 31, 2006

Item 1. Reports to Shareholders.

HYPERION
STRATEGIC BOND
FUND, INC.
Annual Report
July 31, 2006

HYPERION STRATEGIC BOND FUND, INC.
Portfolio Composition (Unaudited)

The chart that follows shows the allocation of the Fund’s holdings by asset category as of July 31, 2006.

HYPERION STRATEGIC BOND FUND, INC.

Portfolio Of Investments As Of July 31, 2006*

* As a percentage of total investments.

HYPERION STRATEGIC BOND FUND, INC.
Portfolio of Investments
July 31, 2006				Principal
	Interest			Amount	Value
	Rate		Maturity	(000s)	(Note 2)

ASSET-BACKED SECURITIES – 9.9%
First Franklin Mortgage Loan Trust

Series 2004-FFH2, Class B1*(b)	8.89	%†	06/25/34	$3,000	$2,879,139

Series 2004-FF8, Class B4*(b)	8.89	†	10/25/34	1,000	961,547

					3,840,686

Green Tree Financial Corp.

Series 1998-04, Class M1	6.83		03/01/28	2,000	820,000

Series 1998-3, Class M1	6.86		03/01/30	2,000	840,000

Series 1997-7, Class B1	6.99		07/15/29	1,887	264,127

Series 1997-3, Class M1	7.53		03/15/28	2,500	1,650,000

Series 1996-9, Class M1	7.63		08/15/27	2,300	2,116,000

					5,690,127

Long Beach Mortgage Loan Trust

Series 2002-5, Class M4B	6.00		11/25/32	1,607	642,651
Mid-State Trust

Series 2004-1, Class B	8.90		08/15/37	2,867	2,926,581
Sail Net Interest Margin Notes

Series 2004-BNC2, Class B*	7.00		12/27/34	1,401	1,175,903

Series 2003-5, Class A*	7.35		06/27/33	33	16,316

Series 2003-3, Class A*	7.75		04/27/33	78	72,711

					1,264,930

Structured Asset Investment Loan Trust

Series 2004-4, Class B*(c)	5.00/5.50		04/25/34	2,858	2,620,500

Series 2004-11, Class B*(c)	5.00/5.50		01/25/35	3,999	3,585,353

Series 2003-BC13, Class B*(a)(c)	6.00/6.50		11/25/33	3,750	3,685,669

Series 2004-3, Class B*(c)	6.00/6.50		04/25/34	2,500	2,209,375

					12,100,897

Wells Fargo Alternative Loan Trust

Series 2005-1, Class B5	5.50		02/25/35	319	185,263

Series 2005-1, Class B6	5.50		02/25/35	425	95,603

					280,866

Total Asset-Backed Securities

(Cost – $29,538,851)					26,746,738

COMMERCIAL MORTGAGE BACKED SECURITIES – 76.1%

Subordinated Collateralized Mortgage Obligations – 13.2%
Harborview Mortgage Loan Trust

Series 2005-14, Class B4*	5.55		12/19/35	3,358	2,814,638

Series 2005-1, Class B4*(b)	7.12	†	03/19/35	1,167	1,050,049

Series 2005-1, Class B5*(b)	7.12	†	03/19/35	1,701	1,341,880

Series 2005-1, Class B6*(b)	7.12	†	03/19/35	2,189	547,263

					5,753,830

Pierre Laclede Center B-Participating Loan(e)	7.72	†	03/07/09	15,000	15,000,000

Shidler B-Note Participating Loan(e)	7.10	†	01/09/07	9,868	9,867,774

Wachovia Capital Center Mezzanine Loan(e)	8.89	†	02/01/08	5,000	5,000,000

Total Subordinated Collateralized Mortgage Obligations

(Cost – $35,767,220)					35,621,604

See notes to financial statements.

HYPERION STRATEGIC BOND FUND, INC.
Portfolio of Investments
July 31, 2006				Principal
	Interest			Amount		Value
	Rate		Maturity	(000s)		(Note 2)

COMMERCIAL MORTGAGE BACKED SECURITIES (continued)

Other Commercial Mortgage Backed Securities – 62.9%
Banc America Commercial Mortgage, Inc.

Series 2004-6, Class A5	4.81%		12/10/42	$4,000	@	$3,770,216

Series 2004-6, Class F*	5.35		12/10/42	2,500		2,374,073

Series 2006-2, Class J	5.48		05/10/45	882		752,574

Series 2006-2, Class K	5.48		05/10/45	1,386		1,151,505

Series 2006-2, Class L	5.48		05/10/45	1,591		1,137,799

Series 2006-2, Class M	5.48		05/10/45	1,040		692,833

Series 2006-2, Class N	5.48		05/10/45	2,080		1,293,051

Series 2006-2, Class O	5.48		05/10/45	2,035		1,165,144

Series 2006-2, Class P	5.48		05/10/45	11,190		3,895,065

Series 2002-PB2, Class K*	6.29		06/11/35	2,000		2,012,960

						18,245,220

Banc America Large Loan, Inc.

Series 2005-BOCA, Class L*	7.07	†	12/15/16	1,698		1,700,156
Bear Stearns Commercial Mortgage Securities

Series 2005-PWR9, Class L*	4.66		09/19/42	5,000		3,672,515

Series 2004-ESA, Class A3*	4.74		05/14/16	3,500	@	3,447,941

Series 2004-T16, Class A6	4.75		02/13/46	5,300	@	4,985,122

Series 2005-T18, Class A4	4.93		02/13/42	11,000		10,438,472

Series 2004-PWR5, Class F*	5.48	†	07/11/42	3,500		3,343,750

Series 2004-PWR6, Class F*	5.63	†	11/11/41	2,250		2,127,996

Series 2005-PWR10, Class K*	5.63		12/11/40	6,113		5,517,343

Series 1999-C1, Class J*	5.64		02/14/31	2,390		131,690

Series 1999-C1, Class K*(d)	5.64		02/14/31	1,502		16,524

Series 2004-PWR6, Class G*	5.66	†	11/11/41	1,000		940,079

						34,621,432

Cascades Mezzanine Loan(e)	9.84	†	06/03/08	5,500		5,500,000

CD 2006 CD2 Series 2006-CD2, Class J*	5.65		01/11/46	3,300		3,045,930
Citigroup/ Deutsche Bank Commercial Mortgage Trust

Series 2005-CD1, Class G*	5.40		07/15/44	5,000		4,657,340
Credit Suisse First Boston Mortgage Securities Corp.

Series 2003-C3, Class J*	4.23		05/15/38	1,200		1,082,528

Series 2004-C3, Class J*	4.78		07/15/36	275		243,154

Series 2005-C6, Class J*	5.23		12/15/40	5,000		4,535,295

Series 2006-C1, Class L*	5.24		02/15/39	1,717		1,447,416

Series 2006-C1, Class M*	5.24		02/15/39	1,200		982,614

Series 2006-C1, Class N*	5.24		02/15/39	1,288		918,357

Series 2006-C1, Class O*	5.24		02/15/39	429		282,209

Series 2006-C1, Class P*	5.24		02/15/39	430		269,237

Series 2006-C1, Class Q*	5.24		02/15/39	858		495,589

Series 2006-C1, Class S*	5.24		02/15/39	3,861		1,274,130

Series 2006-C1, Class K*	5.74		02/15/39	2,900		2,693,920

						14,224,449

See notes to financial statements.

HYPERION STRATEGIC BOND FUND, INC.
Portfolio of Investments
July 31, 2006			Principal
	Interest		Amount	Value
	Rate	Maturity	(000s)	(Note 2)

COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
First Horizon Mortgage Trust

Series 2005-FA9, Class B4	5.50%	12/25/35	$1,065	$702,831

Series 2005-FA9, Class B5	5.50	12/25/35	1,602	746,938

Series 2005-FA9, Class B6	5.50	12/25/35	1,145	286,300

				1,736,069

Greenwich Capital Commercial Funding Corp.

Series 2005-GG5, Class A5	5.22	04/10/37	11,500	11,115,152
JP Morgan Commercial Mortgage Finance Corp.

Series 2003-C1, Class X1*	0.53	01/12/37	57,232	2,114,837

Series 2003-C1, Class K*	5.08	01/12/37	1,625	1,458,429

Series 2003-C1, Class L*	5.08	01/12/37	1,200	960,916

Series 2004-C2, Class A3	5.38	05/15/41	5,000	4,872,590

Series 2004-PNC1, Class A4	5.54	06/12/41	5,000 @	4,923,375

Series 2005-LDP5, Class J*	5.50	12/15/44	4,500	4,185,752

Series 1999-C7, Class F*	6.00	10/15/35	6,000	5,940,612

				24,456,511

LB-UBS Commercial Mortgage Trust

Series 2005-C1, Class G*	5.32	02/15/40	4,286	4,041,719

Series 2002-C2, Class V**	5.68	07/15/32	0	0

Series 2002-C2, Class M*	5.68	07/15/35	900	860,967

Series 2002-C2, Class N*	5.68	07/15/35	1,450	1,305,618

Series 2001-C7, Class J*	5.87	11/15/33	3,662	3,609,291

Series 2001-C7, Class L*	5.87	11/15/33	3,299	3,057,523

				12,875,118

Merrill Lynch Mortgage Trust

Series 2002-MW1, Class J*	5.70	07/12/34	2,295	2,145,062

Series 2002-MW1, Class L*	5.70	07/12/34	512	403,790

				2,548,852

Morgan Stanley Cap I, Inc.

Series 2005-HQ6, Class A4A	4.99	08/13/42	12,000	11,411,820

Series 2006-IQ11, Class J*	5.53	10/15/42	811	672,841

Series 2006-IQ11, Class K*	5.53	10/15/42	586	472,801

Series 2006-IQ11, Class L*	5.53	10/15/42	660	444,593

Series 2005-HQ6, Class J*	5.60	08/13/42	5,000	4,732,745

Series 1998-WF1, Class F*	7.30	03/15/30	5,000	5,049,000

				22,783,800

Wachovia Bank Commercial Mortgage Trust

Series 2005-C18, Class J*	4.70	04/15/42	1,248	1,032,114

Series 2005-C18, Class K*	4.70	04/15/42	1,665	1,330,516

Series 2005-C18, Class L*	4.70	04/15/42	797	576,801

Series 2005-C18, Class M*	4.70	04/15/42	532	354,566

Series 2005-C18, Class N*	4.70	04/15/42	648	405,255

Series 2002-C2, Class L*	4.94	11/15/34	1,833	1,677,734

Series 2002-C2, Class M*	4.94	11/15/34	1,072	953,510

Series 2002-C2, Class N*	4.94	11/15/34	938	812,135

Series 2002-C2, Class O*	4.94	11/15/34	755	598,146

See notes to financial statements.

HYPERION STRATEGIC BOND FUND, INC.
Portfolio of Investments
July 31, 2006				Principal
	Interest			Amount	Value
	Rate		Maturity	(000s)	(Note 2)

COMMERCIAL MORTGAGE BACKED SECURITIES (continued)

Series 2002-C2, Class P*	4.94%		11/15/34	$10,044	$2,751,051

Series 2003-C3, Class J*	4.98		02/15/35	2,045	1,889,919

					12,381,747

Total Other Commercial Mortgage Backed Securities
(Cost – $171,882,981)					169,891,776

(Cost – $207,650,201)
(Cost – $171,882,981)					205,513,380

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES – 12.8%

Subordinated Collateralized Mortgage Obligations – 12.8%
Citicorp Mortgage Securities, Inc.

Series 2003-4, Class B4	5.00		03/25/18	285	253,394

Series 2003-4, Class B5	5.00		03/25/18	142	113,215

Series 2003-4, Class B6	5.00		03/25/18	285	159,764

Series 2003-5, Class B4	5.35		04/25/33	506	450,259

Series 2003-5, Class B6	5.35		04/25/33	507	243,348

Series 2003-5, Class B5	5.35		04/25/33	338	270,329

Series 2002-11, Class B4*	5.84		11/25/32	963	949,087

Series 2002-11, Class B5	5.84		11/25/32	481	466,068

Series 2002-11, Class B6*	5.84		11/25/32	723	542,268

					3,447,732

G3 Mortgage Reinsurance Ltd.

Series 1, Class EH*	25.39	†	05/25/08	2,341	2,528,470
Residential Finance Limited Partnership

Series 2002-A, Class B7	11.05	†	10/10/34	3,290	3,337,935
Residential Funding Mortgage Sec I

Series 2003-S6, Class B1	5.00		04/25/18	171	152,240

Series 2003-S6, Class B2	5.00		04/25/18	85	70,774

Series 2003-S6, Class B3	5.00		04/25/18	171	68,422

Series 2005-S9, Class B1*	5.75		12/25/35	911	744,127

Series 2005-S9, Class B2*	5.75		12/25/35	547	344,242

Series 2005-S9, Class B3*	5.75		12/25/35	911	269,387

					1,649,192

Resix Financial Ltd.

Series 2004-C, Class B7*	8.85	†	09/10/36	1,949	1,965,492

Series 2004-A, Class B8*	10.35	†	02/10/36	845	891,432

Series 2003-D, Class B7*	11.10	†	12/10/35	2,857	2,922,061

Series 2005-A, Class B9*	11.10	†	03/10/37	1,349	1,360,014

Series 2003-CB1, Class B8*	12.10	†	06/10/35	1,107	1,129,720

Series 2005-D, Class B9*	13.37	†	12/15/37	2,967	3,127,582

Series 2005-A, Class B10*	13.85	†	03/10/37	1,052	1,076,064

Series 2005-D, Class B10*	14.87	†	12/15/37	1,483	1,546,733

Series 2005-D, Class B11*	16.87	†	12/15/37	1,978	2,045,699

Series 2004-A, Class B11*	19.85	†	02/10/36	965	1,031,234

					17,096,031

See notes to financial statements.

HYPERION STRATEGIC BOND FUND, INC.
Portfolio of Investments
July 31, 2006				Principal
	Interest			Amount	Value
	Rate		Maturity	(000s)	(Note 2)

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)
Washington Mutual

Series 2003-S3, Class CB5	5.41%		06/25/33	$1,121	$897,996

Series 2003-S3, Class CB6	5.41		06/25/33	1,121	582,744

Series 2005-AR2, Class B11(b)	6.17	†	01/25/45	4,770	3,684,933

Series 2005-AR2, Class B12(b)	6.17	†	01/25/45	4,069	915,606

					6,081,279

Wells Fargo Mortgage Backed Securities Trust Series 2005-AR4, Class B6	4.57	†	04/25/35	1,192	393,359

Total Subordinated Collateralized Mortgage Obligations

(Cost – $32,880,741)					34,533,998

Total Non-Agency Residential Mortgage Backed Securities

(Cost – $32,880,741)					34,533,998

		Value
	Shares	(Note 2)

PREFERRED STOCKS – 5.0%

Brandywine Realty Trust Series C, 7.50% (REIT)	34,931	870,481

CBL & Associates Properties, Inc. Series D, 7.38% (REIT)	61,180	1,525,829

CBL & Associates Properties, Inc. 7.75% (REIT)	51,628	1,312,900

Cousins Properties, Inc. Series B, 7.50% (REIT)	43,759	1,124,606

Health Care, Inc. Series F, 7.63% (REIT)	59,703	1,510,486

Host Marriott Corp. Class E, 8.88% (REIT)	50,000	1,351,500

Istar Financial, Inc. Series E, 7.88% (REIT)	100,000	2,542,000

Istar Financial, Inc. Series F, 7.80% (REIT)	20,000	500,200

Strategic Hotel Capital, Inc. Series A, 8.50% (REIT)*	37,154	943,946

Taubman Centers, Inc. Series G, 8.00% (REIT)	53,666	1,377,606

Urstadt Biddle Properties, Inc. Series D, 7.50% (REIT)	23,118	577,950

Total Preferred Stocks

(Cost – $13,572,560)		13,637,504

			Principal
	Interest		Amount	Value
	Rate	Maturity	(000s)	(Note 2)

SHORT TERM INVESTMENTS – 1.7%
Shearson Lehman Repo dated 07/26/06 repurchase price $4,504,568 collateralized by a FNMA obligation.

(Cost – $4,500,000)	5.22%	08/01/06	$4,500	$4,500,000

Total Investments – 105.5%

(Cost – $288,142,353)				284,931,620

Liabilities in Excess of Other Assets – (5.5)%				(14,787,406)

NET ASSETS – 100.0%				$270,144,214

See notes to financial statements.

HYPERION STRATEGIC BOND FUND, INC.
Portfolio of Investments
July 31, 2006

@	—	Portion or entire principal amount delivered as collateral for reverse repurchase agreements (Note 5).
*	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
**	—	Acquired in connection with purchase of LB-UBS Commercial Mortgage Trust Series 2002-C2 Classes Q, S, T, and U.
†	—	Variable Rate Security – Interest Rate is in effect as of July 31, 2006.
(a)	—	Interest rate and principal amounts are based on the notional amount of the underlying mortgage pools.
(b)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.
(c)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(d)	—	Bond is in default.
(e)	—	Investments in loans receivable.
REIT	—	Real Estate Investment Trust

See notes to financial statements.

HYPERION STRATEGIC BOND FUND, INC.
Statement of Assets and Liabilities
July 31, 2006

Assets:

Investments in securities, at market (cost $248,274,579) (Note 2)	$245,063,846

Investments in loans receivable (cost $35,367,774)	35,367,774

Repurchase agreement (cost $4,500,000) (Note 2)	4,500,000

Total investments (cost $288,142,353)	284,931,620

Cash	420,207

Interest and dividends receivable	1,257,353

Prepaid expenses and other assets	39,477

Total assets	286,648,657

Liabilities:

Reverse repurchase agreements (Note 5)	16,108,000

Interest payable for reverse repurchase agreements (Note 5)	25,569

Net unrealized depreciation on swap contracts (Note 7)	169,508

Investment advisory fee payable (Note 3)	82,227

Administration fee payable (Note 3)	46,080

Accrued expenses and other liabilities	73,059

Total liabilities	16,504,443

Net Assets (equivalent to $6.90 per share based on 39,140,620 shares issued and outstanding)	$270,144,214

Composition of Net Assets:

Capital stock, at par value ($0.001) (Note 6)	$39,138

Additional paid-in capital (Note 6)	267,657,407

Accumulated undistributed net investment income	21,252

Accumulated net realized gain	5,806,658

Net unrealized depreciation	(3,380,241)

Net assets applicable to capital stock outstanding	$270,144,214

See notes to financial statements.

HYPERION STRATEGIC BOND FUND, INC.
Statement of Operations
For the Year Ended July 31, 2006

Investment Income (Note 2):

Interest	$24,438,724

Dividends	900,742

25,339,466

Expenses:

Investment advisory fee (Note 3)	1,161,320

Administration fee (Note 3)	361,019

Insurance	100,662

Custodian	72,405

Audit and tax service fees	53,540

Legal fees	36,425

Directors’ fees	29,409

Reports to shareholders	7,419

Transfer agency	1,211

Miscellaneous	678

Total operating expenses	1,824,088

Interest expense on reverse repurchase agreements (Note 5)	1,918,495

Total expenses	3,742,583

Less expenses waived by the investment adviser (Note 3)	(82,110)

Net expenses	3,660,473

Net investment income	21,678,993

Realized and Unrealized Gain (Loss) on Investments (Notes 2 and 8):

Net realized gain on:

Investment transactions	6,554,336

Swap contracts	1,200,523

Futures transactions	614,205

Net realized gain on investment transactions, swap contracts and futures transactions	8,369,064

Net change in unrealized appreciation/depreciation on:

Investments	(8,436,393)

Swap contracts	(1,060,003)

Futures	14,421

Net change in unrealized appreciation/depreciation on investments, swap contracts and futures	(9,481,975)

Net realized and unrealized loss on investments, swap contracts and futures	(1,112,911)

Net increase in net assets resulting from operations	$20,566,082

See notes to financial statements.

HYPERION STRATEGIC BOND FUND, INC.
Statement of Changes in Net Assets
July 31, 2006

	For the Year	For the Year
	Ended	Ended
	July 31, 2006	July 31, 2005

Increase (Decrease) in Net Assets Resulting from Operations:

Net investment income	$21,678,993	$14,642,881

Net realized gain (loss) on investment transactions, swap contracts and futures	8,369,064	(914,749)

Net change in unrealized appreciation/depreciation on investments, swap contracts and futures	(9,481,975)	2,399,291

Net increase in net assets resulting from operations	20,566,082	16,127,423

Dividends to Shareholders (Note 2):

Net investment income	(21,358,423)	(15,234,447)

Net realized gains	(1,788,670)	(402,488)

Total dividends	(23,147,093)	(15,636,935)

Capital Stock Transactions (Note 6):

Net proceeds from sales of shares (10,099,573 and 3,308,019 shares, respectively)	71,000,000	25,007,991

Issued to shareholders in reinvestment of distributions (3,367,230 and 2,242,519 shares, respectively)	23,147,077	15,636,935

Cost of Fund Shares redeemed (— and 174,263 shares, respectively)	—	(1,245,982)

Net increase from capital stock transactions	94,147,077	39,398,944

Total increase in net assets	91,566,066	39,889,432

Net Assets:

Beginning of year	178,578,148	138,688,716

End of year	$270,144,214	$178,578,148

Undistributed net investment income	$21,252	$—

See notes to financial statements.

HYPERION STRATEGIC BOND FUND, INC.
Statement of Cash Flows
For the Year Ended July 31, 2006

Increase (Decrease) in Cash:

Cash flows used for operating activities:

Net increase in net assets resulting from operations	$20,566,082

Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:

Purchases of long-term portfolio investments	(150,135,408)

Proceeds from disposition of long-term portfolio investments and principal paydowns	117,598,662

Purchases of short-term portfolio investments, net	(2,559,873)

Increase in interest and dividend receivable	(92,165)

Decrease in receivable for investments sold and paydowns	1,916

Decrease in prepaid expenses and other assets	2,012

Decrease in variation margin payable	(39,374)

Decrease in interest payable for reverse repurchase agreements	(115,853)

Increase in investment advisory fee payable	9,596

Increase in administration fee payable	31,667

Increase in accrued expenses and other liabilities	46,336

Net accretion and paydown gains on investments	(4,132,614)

Unrealized depreciation on investments	8,436,393

Unrealized appreciation/depreciation on swap contracts	1,060,003

Net realized gain on investment transactions	(6,453,579)

Net cash used in operating activities	(15,776,199)

Cash flows provided by financing activities:

Proceeds from shares sold	71,000,000

Net cash paid on reverse repurchase agreements	(55,499,000)

Dividends paid to shareholders, net of reinvestments	(16)

Net cash provided by financing activities	15,500,984

Net decrease in cash	(275,215)

Cash at beginning of year	695,422

Cash at end of year	$420,207

Supplemental Disclosure of Cash Flow Information:

Noncash financing activities not included herein consist of reinvestment of dividends of $23,147,077.

Interest payments for the year ended July 31, 2006 totaled $2,034,348.

Cash at beginning of year includes $489,000 received for margin requirements on swap contracts.

See notes to financial statements.

HYPERION STRATEGIC BOND FUND, INC.
Financial Highlights

	For the Year Ended July 31,

	2006	2005	2004	2003	2002

Per Share Operating Performance:

Net asset value, beginning of year	$6.96	$6.83	$6.84	$11.14	$10.64

Net investment income	0.60	0.65 *	0.76 *	0.76	0.91

Net realized and unrealized gains (losses) on investments, short sales, futures and swap contracts	(0.02)	0.15	(0.08)	0.28	0.63

Net increase in net asset value resulting from operations	0.58	0.80	0.68	1.04	1.54

Dividends from net investment income	(0.59)	(0.65)	(0.65)	(1.39)	(0.87)

Dividends from net realized gains	(0.05)	(0.02)	(0.04)	(0.92)	(0.17)

Dividends from returns of capital	—	—	—	(3.03)	0.00

Total dividends	(0.64)	(0.67)	(0.69)	(5.34)	(1.04)

Net asset value, end of year	$6.90	$6.96	$6.83	$6.84	$11.14

Total Investment Return	8.47%	11.74%	10.02%	8.98%	15.07%

Ratios to Average Net Assets/ Supplementary Data:

Net assets, end of year (000’s)	$270,144	$178,578	$138,689	$98,539	$158,922

Operating expenses	0.79%	0.87%	0.89%	0.77%	0.81%

Interest expense	0.82%	0.72%	0.33%	0.05%	0.00%

Total expenses	1.61%	1.59%	1.22%	0.82%	0.81%

Total expenses including fee waiver and excluding interest expense	0.75%	0.75%	0.75%	0.75%	0.75%

Net investment income	9.34%	9.67%	11.02%	7.75%	9.08%

Portfolio turnover rate	46%	31%	51%	83%	113%

*	Calculated based on the average shares outstanding during the year.

See notes to financial statements.

HYPERION STRATEGIC BOND FUND, INC.
Notes to Financial Statements
July 31, 2006

1.     The Fund

The Hyperion Strategic Bond Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on September 12, 1995 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified closed-end management investment company. The Fund has an agreement with its majority shareholder to liquidate the Fund by December 31, 2006, unless shareholders holding more than 75% of the Fund’s common stock agree to continue their investment in the Fund.

The Fund’s investment objective is to provide a high total return by investing in securities backed by interests in real estate. No assurance can be given that the Fund’s investment objective will be achieved.

2.     Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments: Securities held by the Fund are valued based upon the current bid price where market quotations are readily available. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures approved by the Fund’s Board of Directors. As a general rule, the current fair value of a security would appear to be the amount which the Fund could expect to receive upon its current sale. Some of the general factors that are considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.

Valuation of and Basis of Accounting for Loans Receivable: Loans receivable are carried at fair value, which is considered equal to their estimated collectible amounts. Interest income on the loans receivable is accrued based upon the principal amount outstanding. Loans receivable are reviewed for possible impairment at least annually or more frequently upon the occurrence of an event or when circumstances indicate that the Fund’s carrying value is greater than its fair value. Impaired loans, if any, are valued based upon the present value of the expected future cash flows discounted at the loan’s effective interest rate, or collateral value, if the loan is collateral dependent.

The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The value of mortgage-backed securities can be significantly affected by changes in interest rates or in the financial conditions of an issuer or market.

Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized, respectively, using the effective yield to maturity method.

Taxes: The Fund intends to qualify and meet the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

Distributions to Shareholders: Distributions from net investment income and net realized capital gains (including net short term capital gains), if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the fund as a whole.

HYPERION STRATEGIC BOND FUND, INC.
Notes to Financial Statements
July 31, 2006

Repurchase Agreements: The Fund regularly invests in repurchase agreements. A repurchase agreement is an agreement by which the Fund purchases securities from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed future date. The Fund, through its custodian, receives delivery of the underlying collateral, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Hyperion Brookfield Asset Management, Inc. (the “Adviser”) is responsible for determining that the value of these underlying securities is sufficient at all times. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Swap Agreements: The Fund may enter into swap agreements to manage its exposure to various risks. An interest rate swap agreement involves the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A total rate of return swap agreement is a derivative contract in which one party (the receiver) receives the total return of a specific index on a notional amount of principal from a second party (the seller) in return for paying a funding cost, which is usually quoted in relation to the London Inter-Bank Offer Rate (“LIBOR”). During the life of the agreement, there are periodic exchanges of cash flows in which the index receiver pays the LIBOR based interest on the notional principal amount and receives (or pays if the total return is negative or spreads widen) the index total return on the notional principal amount. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer agrees to periodically pay the seller a premium, generally expressed in terms of interest on a notional principal amount, over a specified period in exchange for receiving compensation from the seller when an underlying reference debt obligation is subject to one or more specified adverse credit events (such as bankruptcy, failure to pay, acceleration of indebtedness, restructuring, or repudiation/moratorium). The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net payments on swap agreements are included as part of realized gain/loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations. See Note 7 for a summary of all open swap agreements as of July 31, 2006.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market.

3.     Investment Advisory Agreements and Affiliated Transactions

Pursuant to a transaction whereby Brascan Financial (U.S.) Corporation purchased all stock ownership of the holding company indirectly owning the Adviser as described in the Proxy Agreement to Stockholders dated April 6, 2005 (the “Transaction”) the Fund entered into an Investment Advisory Agreement (the “New Investment Advisory Agreement”) with the Adviser on April 28, 2005. The Adviser is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. The Advisory Agreement provides, among other things, that the Adviser will bear all expenses of its employees and overhead incurred in

HYPERION STRATEGIC BOND FUND, INC.
Notes to Financial Statements
July 31, 2006

connection with its duties under the New Investment Advisory Agreement, and will pay all salaries of the Fund’s directors and officers who are affiliated persons (as such term is defined in the 1940 Act) of the Adviser. The New Investment Advisory Agreement provides that the Fund shall pay the Adviser a monthly fee for its services which are equal to 0.50% of the average weekly asset value of the Fund.

During the year ended July 31, 2006, the Adviser earned $1,161,320 in management fees, of which the Adviser has waived $82,110 of its fee.

The Adviser has contractually agreed to either waive or reimburse the ongoing expenses of the Fund to the extent that such expenses exceed 0.75% of average weekly net assets per annum.

The Fund has entered into an Administration Agreement with the Adviser. The Adviser entered into a sub-administration agreement with State Street Bank and Trust Company (the “Sub-Administrator”). The Adviser and Sub-Administrator perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by federal, state, and other applicable laws and regulations, and providing the Fund with administrative office facilities. For these services, the Fund pays to the Adviser a monthly fee at an annual rate of 0.15% of the Fund’s average weekly net assets. During the year ended July 31, 2006, the Adviser earned $361,019 in Administration fees. The Adviser is responsible for any fees due the Sub-Administrator, except for NQ filing fees.

Certain officers and/or directors of the Fund are officers and/or directors of the Adviser.

4.     Purchases and Sales of Investments

Purchases and sales of investments, excluding short-term securities and U.S. Government securities, for the year ended July 31, 2006, were $150,135,408 and $118,270,188, respectively.

5.     Borrowings

Under reverse repurchase agreements, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its Trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

At July 31, 2006, the Fund had the following reverse repurchase agreements outstanding:

		Maturity
Face Value	Description	Amount

$4,646,000	Bank of America, 5.42%, dated 07/17/06, maturity date 08/22/06	$4,671,181

4,689,000	Bear Stearns, 5.36%, dated 07/26/06, maturity date 08/01/06	4,693,189

3,229,000	Bear Stearns, 5.36%, dated 07/26/06, maturity date 08/01/06	3,231,885

3,544,000	Bear Stearns, 5.42%, dated 07/17/06, maturity date 08/22/06	3,563,208

$16,108,000

	Maturity Amount, Including Interest Payable	$16,159,463

	Market Value of Assets Sold Under Agreements	$17,126,654

	Weighted Average Interest Rate	5.39%

The average daily balance of reverse repurchase agreements outstanding during the year ended July 31, 2006, was approximately $44,131,581 at a weighted average interest rate of 4.36%. The maximum amount of reverse repurchase

HYPERION STRATEGIC BOND FUND, INC.
Notes to Financial Statements
July 31, 2006

agreements outstanding at any time during the period was $80,101,951 as of August 2, 2005, which was 30.95% of total assets.

6.     Capital Stock

There are 100 million shares of $0.001 par value common stock authorized. Of the 39,140,620 shares outstanding at July 31, 2006, the Adviser owned 7,018 shares. On October 1, 2004 the Fund purchased 174,263 shares of its common stock to provide liquidity to the Fund’s shareholders since the Fund’s shares are not sold on a secondary market. The value of the purchased shares amounted to $1,245,982.

7.     Financial Instruments

The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, futures contracts and swap agreements and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. During the period, the Fund had segregated sufficient cash and/or securities to cover any commitments under these contracts.

At July 31, 2006, the following swap agreements were outstanding:

			Net Unrealized
	Expiration		Appreciation/
Notional Amount	Date	Description	(Depreciation)

$5,000,000	9/11/42	Agreement with Bear Stearns dated 11/02/05 to receive monthly the notional amount multiplied by 2.10% and to pay in the event of a write down, failure to pay a principal payment or an interest shortfall on BSCMS 2005-PWR9K.	$61,552
10,000,000	12/11/40	Agreement with Bear Stearns dated 06/06/06 to pay monthly the notional amount multiplied by 1.15% and to receive in the event of a write down, failure to pay a principal amount or an interest shortfall on BSCMS 2005-PW10K.	(65,648)
2,200,000	8/13/42	Agreement with Bear Stearns, dated 06/09/06 to pay monthly the notional amount multiplied by 0.70% and to receive in the event of a write down, failure to pay a principal payment or an interest shortfall on MCS 2005-HQ6J.	5,003
9,000,000	10/15/44	Agreement with Bear Stearns, dated 06/06/06 to pay monthly the notional amount multiplied by 1.16% and to receive in the event of a write down, failure to pay a principal payment or an interest shortfall on WBCMT 2005-C21H.	(62,011)

9,800,000	12/15/40	Agreement with Goldman Sachs Capital Markets, LP, dated 06/06/06 to pay monthly the notional amount multiplied by 1.18% and to receive in the event of a write down, failure to pay a principal payment or an interest shortfall on CSFB 2005-C6J.	(95,547)

8,000,000	1/15/46	Agreement with Goldman Sachs Capital Markets, LP, dated 06/06/06 to pay monthly the notional amount multiplied by 1.18% and to receive in the event of a write down, failure to pay a principal payment or an interest shortfall on CD 2006-CD2J.	(79,192)

HYPERION STRATEGIC BOND FUND, INC.
Notes to Financial Statements
July 31, 2006

			Net Unrealized
	Expiration		Appreciation/
Notional Amount	Date	Description	(Depreciation)

$3,100,000	2/15/39	Agreement with Greenwich Capital Markets, Inc., dated 06/06/06 to pay monthly the notional amount multiplied by 1.16% and to receive in the event of a write down, failure to pay a principal payment or an interest shortfall on CSMC 2006-C1K.	$(4,773)

6,000,000	4/15/42	Agreement with Morgan Stanley Capital Markets, Inc., dated 11/02/05 to receive monthly the notional amount multiplied by 2.15% and to pay in the event of a write down, failure to pay a principal payment or an interest shortfall on WBCMT 2005-C18J.	71,108

			$(169,508)

At July 31, 2006, the Fund had no outstanding futures contracts.

8.     Federal Income Tax Information

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The tax character of distributions paid during the years ending July 31, 2006 and 2005 was as follows:

Distributions paid from:	2006	2005

Ordinary income	$21,767,737	$15,234,447

Long-term capital gains	1,379,356	402,488

	$23,147,093	$15,636,935

At July 31, 2006, the components of net assets (excluding paid-in capital) on a tax basis were as follows:

Undistributed long term capital gains	$5,806,658

Unrealized depreciation	$(3,358,989)

Federal Income Tax Basis: The federal income tax basis of the Fund’s investments at July 31, 2006 was $288,142,353. Net unrealized depreciation was $(3,210,733) (gross appreciation — $6,066,512; gross unrealized depreciation — $(9,277,245)).

Capital Account Reclassifications: At July 31, 2006, the Fund’s undistributed net investment income was decreased by $299,318, accumulated net realized gain was increased by $141,013, net unrealized depreciation was increased by $23,791 and additional paid-in capital was increased by $182,096. These adjustments were primarily the result of the reclassification of realized gain distributions to income distributions and the reclassification of swap income in order to account for permanent book/tax differences and to present undistributed net investment income and accumulated realized gains on a tax basis.

9.     Contractual Obligations

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10.     Change of Independent Registered Public Accounting Firm

On March 21, 2006, the Board of Directors determined not to retain Holtz Rubenstein Reminick LLP (“HRR”) as the Fund’s Independent Registered Public Accounting Firm. The Audit Committee of the Fund then submitted a recommendation to the Board of Directors to engage Briggs, Bunting & Dougherty, LLP (“BBD”) as the Fund’s Independent Registered Public Accounting Firm for the fiscal year ended July 31, 2006. HRR had served as the Fund’s Independent Registered Public Accounting Firm for the year ended July 31, 2005. For the fiscal year ended July 31, 2005, HRR’s audit report contained no adverse opinion or disclaimer of opinion; nor was their report qualified as to uncertainty, audit scope or accounting principles. Further, during the fiscal year ended July 31, 2005 there were no disagreements between the Fund and

HYPERION STRATEGIC BOND FUND, INC.
Notes to Financial Statements
July 31, 2006

HRR on accounting principles or practices, financial statement disclosure or audit scope, which, if not resolved to the satisfaction of HRR, would have caused them to make reference to the disagreement in their report.

During the two most recent fiscal years and through March 21, 2006, the date the Board of Directors approved BBD as the Fund’s auditor, the Fund did not consult BBD regarding either (1) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements, or (2) any matter that was either the subject of a disagreement or a reportable event, as such terms are defined in Item 304 of Regulation S-K.

The Fund provided HRR with a copy of these disclosures and has requested HRR to furnish the Fund with a letter addressed to the Commission stating whether it agrees with the statements made by the Fund herein and, if not, detailing the particular statements with which it does not agree.

11.	Subsequent Event

On September 14, 2006, the Fund’s charter was amended to change the name of the Fund to Hyperion Brookfield Income Fund, Inc.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of
Hyperion Strategic Bond Fund, Inc.
New York, New York

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Hyperion Strategic Bond Fund, Inc. as of July 31, 2006, and the related statements of operations, changes in net assets, cash flows and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended July 31, 2005 and the financial highlights for each of the years in the four-year period ended July 31, 2005 have been audited by other auditors, whose reports dated September 15, 2005 and September 15, 2004 expressed unqualified opinions on such financial statement and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Hyperion Strategic Bond Fund, Inc. as of July 31, 2006, the results of its operations, changes in its net assets, its cash flows and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Briggs, Bunting & Dougherty, LLP

Philadelphia, Pennsylvania
September 14, 2006

HYPERION STRATEGIC BOND FUND, INC.
Information Concerning Directors and Officers (Unaudited)
July 31, 2006

The following tables provide the information concerning the directors and officers of the Hyperion Strategic Bond Fund, Inc. (the “Fund”).

	Position(s) Held with		Number of
	Fund and Term of	Principal Occupation(s) During Past 5 Years	Portfolios in Fund
Name, Address	Office and Length of	and	Complex Overseen
and Age	Time Served	Other Directorships Held by Director	by Director

Robert F. Birch c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 70	Director, Member of the Audit Committee Elected since April 2002	Director of several investment companies advised by the Advisor or by its affiliates (1998- Present); President, of New America High Income Fund (1992-Present); Director of Brandywine Funds (3) (2001-Present).	4
Harald R. Hansen c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 75	Director, Member of the Audit Committee Elected since December 1999	Director of other investment company advised by the Advisor or by its affiliates; Director of Crystal River Capital, Inc. (2005-Present); Director and Chairman of Executive Committee of Georgia Commerce Bank; Director of Midtown Alliance; Chairman of the Board of U.S. Disabled Athletes Fund; Trustee and Vice Chairman of the Board of Oglethorpe University; Chairman and President of the Board of Trustees of Asheville School; Trustee of the Tull Foundation; Member of Advisory Board of Directors of Wachovia Bank, NA.	2

Clifford E. Lai* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 53	Director and Chairman of the Board Elected since September 2000	Managing Partner of Brookfield Asset Management, Inc. (2006-Present); Managing Partner (2005-Present), President (1998-2006) and Chief Investment Officer (1993-2002) of the Advisor; President and Director of Crystal River Capital, Inc. (2005-Present); President of several investment companies advised by the Advisor (1995-Present); Co-Chairman (2003- 2006) and Board of Managers (1995-2006) of Hyperion GMAC Capital Advisors, LLC (formerly Lend Lease Hyperion Capital, LLC).	4

Rodman L. Drake c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 63	Director, Member of the Audit Committee Elected since May 2005	Chairman (since 2003) and Director of several investment companies advised by the Advisor or by its affiliates (1989-Present); Director of Crystal River Capital, Inc. (2005-Present); Director of Celgene Corporation (“CELG”) (April 2006-Present); Director of Student Loan Corporation (“STU”) (2005-Present); General Partner of Resource Capital Fund I, II & III CIP L.P. (1998-Present); Co-founder, Baringo Capital LLC (2002-Present); Director of Jackson Hewitt Tax Service Inc. (“JTX”) (2004-Present); Director of Animal Medical Center (2002-Present); Director and/or Lead Director of Parsons Brinckerhoff, Inc. (1995- Present); Trustee of Excelsior Funds 33 (1994-Present).	4

*	Interested person as defined in the 1940 Act, as amended (the “1940 Act”), because of affiliations with Hyperion Brookfiled Asset Management, Inc., the Fund’s Advisor.

HYPERION STRATEGIC BOND FUND, INC.
Information Concerning Directors and Officers (Unaudited)

Officers of the Fund

	Position(s)	Term of Office and	Principal Occupation(s)
Name, Address and Age	Held with Fund	Length of Time Served	During Past 5 Years

John Dolan* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 53	President	Elected since September 2003	Managing Partner (2005-Present), Chief Investment Strategist (1998-Present) and Chief Investment Officer (2002-Present) of the Advisor; Chief Investment Officer of Crystal River Capital, Inc. (2005-Present); Board of Managers of Hyperion GMAC Capital Advisors, LLC (formerly Lend Lease Hyperion Capital, LLC) (1995-2006).
Thomas F. Doodian* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 47	Treasurer	Elected since December 1999	Managing Director, Chief Operating Officer (1998-Present) and Chief Financial Officer (2000-Present) of the Advisor; Treasurer of several investment companies advised by the Advisor (1996-Present); Treasurer of Hyperion GMAC Capital Advisors, LLC (formerly Lend Lease Hyperion Capital, LLC) (1996-2006).
Josielyne K. Pacifico* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 34	Interim Chief Compliance Officer (“CCO”)	Elected Interim CCO since August 2006**	Vice President, Compliance Officer (July 2005- August 2006); Assistant General Counsel (July 2006-Present) and Interim Chief Compliance Officer (August 2006-Present) of the Advisor; Interim Chief Compliance Officer of several investment companies advised by the Advisor (August 2006-Present); Compliance Manager of Marsh & McLennan Companies (2004-2005); Staff Attorney of the United States Securities and Exchange Commission (2001-2004).

*	Interested person as defined in the 1940 Act, as amended (the “1940 Act”), because of affiliations with Hyperion Brookfield Asset Management, Inc., the Fund’s Advisor.

**	Daniel S. Kim served as the Secretary and CCO of the Fund and the Advisor until August 2006.

The Fund’s Statement of Additional Information includes additional information about the directors and is available, without charge, upon request by calling 1-800-497-3746.

HYPERION STRATEGIC BOND FUND, INC.
Information Concerning Directors and Officers (Unaudited)

Quarterly Portfolio Schedule: The Fund will file Form N-Q with the Securities and Exchange Commission for the first and third quarters of each fiscal year. The Fund’s Form N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling 1-800-HYPERION or on the Fund’s website at http://www.hyperionbrookfield.com.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-497-3746 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Fund has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling 1-800-497-3746 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Officers & Directors

John H. Dolan
President

Clifford E. Lai
Director and Chairman of the Board

Robert F. Birch*
Director

Harald R. Hansen*
Director

Rodman L. Drake*
Director

Thomas F. Doodian
Treasurer

Josielyne K. Pacifico
Interim CCO

* Audit Committee Members

This Report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund Shares.

Hyperion Brookfield Asset Management Inc.

Three World Financial Center
200 Vesey Street, 10th Floor
New York, NY 10281-1010

Item 2. Code of Ethics.
     As of the end of the period covered by this report, the Registrant had adopted a Code of Ethics for Principal Executive and Principal Financial Officers (the “Code”). There were no amendments to or waivers from the Code during the period covered by this report. A copy of the Registrant’s Code will be provided upon request to any person without charge by contacting Josielyne Pacifico at 1-800-HYPERION or by writing to Ms. Pacifico at Three World Financial Center, 200 Vesey Street, 10th Floor, New York, NY 10281-1010.
Item 3. Audit Committee Financial Expert.
     The Registrant’s Board of Directors has determined that two members serving on the Registrant’s audit committee are audit committee financial experts. Their names are Rodman L. Drake and Robert F. Birch. Mr. Drake and Mr. Birch are each independent.
Item 4. Principal Accountant Fees and Services.
     Audit Fees
     For the fiscal year ended July 31, 2006, Briggs Bunting & Dougherty, LLP (“BBD”) billed the Registrant aggregate fees of $40,000 for professional services rendered for the audit of the Registrant’s annual financial statements and review of financial statements included in the Registrant’s annual report to shareholders.
     For the fiscal year ended July 31, 2005, Holtz Rubenstein Reminick LLP (“HRR”) billed the Registrant aggregate fees of $34,000 for professional services rendered for the audit of the Registrant’s annual financial statements and review of financial statements included in the Registrant’s annual report to shareholders.
     Tax Fees
     In the fiscal year ended July 31, 2006, HRR billed the Registrant aggregate fees of $6,260 for professional services rendered for tax compliance, tax advice and tax planning. The nature of the services comprising the Tax Fees was the review of the Registrant’s income tax returns and tax distribution requirements.
     In the fiscal year ended July 31, 2005, Schwartz & Hofflich, LLP (“S&H”) billed the Registrant aggregate fees of $4,225 for professional services rendered for tax compliance, tax advice and tax planning. The nature of the services comprising the Tax Fees was the review of the Registrant’s income tax returns and tax distribution requirements.
     Non-Audit Fees
     In the fiscal years ended July 31, 2006 and July 31, 2005, S&H billed the Adviser aggregate fees of $1,690 and $370.00, respectively.

Item 5. Audit Committee of Listed Registrants.
     Not applicable.
Item 6. Schedule of Investments.
     Please see Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
POLICIES AND PROCEDURES FOR VOTING PROXIES
Purpose. The purpose of this document is to describe the policies and procedures for voting proxies received from issuers whose securities are held by the Fund. These policies and procedures are to be implemented by the investment adviser or sub-adviser, if any, (the “Adviser”) to the Fund.
Definition of Proxy. A proxy permits a shareholder to vote without being present at annual or special meetings. A proxy is the form whereby a person who is eligible to vote on corporate matters transmits written instructions for voting or transfers the right to vote to another person in place of the eligible voter
Policy for Voting Proxies.
Fiduciary Considerations. Proxies are voted solely in the interests of the shareholders of the Fund. Any conflict of interest must be resolved in the way that will most benefit the shareholders.
Management Recommendations. Because the quality and depth of management is a primary factor considered when investing in a company, the recommendation of management on any issue should normally be given substantial weight.
The vote with respect to most routine issues presented in proxy statements should be cast in accordance with the position of the company’s management, unless it is determined that supporting management’s position would adversely affect the investment merits of owning the stock. However, each issue should be considered on its own merits, and the position of the company’s management should not be supported in any situation where it is found not to be in the best interests of the Fund’s shareholders.
     4. Conflicts of Interest. The Fund recognizes that under certain circumstances its Adviser may have a conflict of interest in voting proxies on behalf of the Fund. Such circumstances may include, but are not limited to, situations where the Adviser or one or more of its affiliates, including officers, directors and employees, has or is seeking a client relationship with the issuer of the security that is the subject of the proxy vote. The Adviser shall periodically inform its employees that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of Fund, both as a result of the employee’s personal relationships and due to circumstances that may arise during the conduct of the Adviser’s business, and to bring conflicts of interest of which they become aware to the attention of the proxy manager (see below). The Adviser shall not vote proxies relating to such issuers on behalf of its client accounts until it has determined that the conflict of interest is not material or a method of resolving such conflict of interest has been agreed upon by the Board of Directors. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Adviser’s decision-making in voting a proxy. Materiality determinations will be based upon an assessment of the particular facts and circumstances. If the proxy manager determines that a conflict of interest is not material, the Adviser may vote proxies notwithstanding the existence of a conflict. If the conflict of interest is determined to be material, the conflict shall be disclosed to the Board of Directors and the Adviser shall follow the instructions of the Board of Directors. The proxy manager shall keep a record of all materiality decisions and report them to the Board of Directors on a quarterly basis.
     5. Routine Proposals. Proxies for routine proposals (such as election of directors, selection of independent public accountants, stock splits and increases in capital stock) should generally be voted in favor of management.
Non-routine Proposals.
Guidelines on Anti-takeover Issues. Because anti-takeover proposals generally reduce shareholders’ rights, the vote with respect to these proposals should generally be “against.” During review of the proposal, if it is concluded that the proposal is beneficial to shareholders, a vote for the proposal should be cast.
Guidelines on Social and Political Issues. Social and political issues should be reviewed on a case by case basis. Votes should generally be cast with management on social or political issues, subject to review by the proxy manager.
Proxy Manager Approval. Votes on non-routine matters (including the matters in paragraph 6 and mergers, stock option and other compensation plans) and votes against a management’s recommendations are subject to approval by the proxy manager. The chief investment officer or his delegatee shall be the proxy manager.
Proxy Voting Procedures. Proxy voting will be conducted in compliance with the policies and practices described in this memorandum and is subject to the proxy manager’s supervision. A reasonable effort should be made to obtain proxy material and to vote in a timely fashion. Records should be maintained regarding the voting of proxies under these policies and procedures.
Report to the Board. On a quarterly basis, the proxy manager or his designee will report in writing to the Board of Directors on the general manner in which proxy proposals relating to anti-takeover, social and political issues were voted, as well as proposals that were voted in opposition to management’s recommendations.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
     Portfolio Managers
As of October 6, 2006, the Fund is co-managed by Clifford E. Lai and Julie Madnick. Mr. Lai is a Director and Chairman of the Board of the Fund and the Managing Partner, Chief Executive Officer and a Director of the Adviser. He is responsible for the day-to day management of the Fund’s portfolio. Mr. Lai has over 25 years of experience in the industry. Prior to joining the Adviser in 1993, he was President, Chief Executive Officer and Secretary of AIG-Hyperion, Inc. Prior to that, Mr. Lai was managing director of fixed income at First Boston Asset Management, where he was responsible for over $7.5 billion in high-grade, fixed income assets.
Ms. Madnick is a Managing Director of the Adviser and a Senior Portfolio Manager with over 13 years of industry experience. She joined the Adviser in 1993 and is responsible for the establishment of strategies and identification of relative value opportunities for the Fund. Earlier in her career, Ms. Madnick worked at Salomon Brothers, Inc., where she focused on identifying value in mortgage-backed pass-throughs.
Management of Other Accounts
Each portfolio manager listed below manages other investment companies and/or investment vehicles and accounts in addition to the Fund. The table below shows the number of other accounts managed by Mr. Lai and Ms. Madnick and the total assets in each of the following categories: (a) registered investment companies; (b) other pooled investment vehicles; and (c) other accounts. For each category, the table also shows the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on account performance.

				# of Accounts
		Total # of Accounts		Managed with	Total Assets with
Name of		Managed as of July		Advisory Fee Based	Advisory Fee Based
Portfolio Manager	Type of Accounts	31, 2006	Total Assets	on Performance	on Performance
	Registered
	Investment Company	0	$0	None	None
Clifford E. Lai	Other Pooled
	Investment Vehicles	0	$0	None	None
	Other Accounts	1	$191 million	None	None

	Registered
	Investment Company	0	$0	None	None
Julie S. Madnick	Other Pooled
	Investment Vehicles	0	$0	None	None
	Other Accounts	5	$2.4 billion	None	None
Share Ownership
The following table indicates the dollar range of securities of the Fund owned by the Fund’s portfolio managers as of July 31, 2006.

Dollar Range of Securities Owned
Clifford E. Lai	$1 — $10,000
Julie S. Madnick	$1 — $10,000
Portfolio Manager Material Conflict of Interest
Potential conflicts of interest may arise when a fund’s portfolio manager has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio managers of the Fund.
These potential conflicts include:
Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.
Allocation of Limited Investment Opportunities. If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.
Pursuit of Differing Strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.
Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment adviser’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests. Similarly, the desire to maintain or raise assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager to lend preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.
Related Business Opportunities. The investment adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.
The Adviser and the Funds have adopted compliance policies and procedures that are designed to address the various conflicts of interest that may arise for the Adviser and the individuals that it employs. For example, the Adviser seeks to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage funds and accounts that share a similar investment style. The Adviser has also adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts. There is, however, no guarantee that such policies and procedures will be able to detect and prevent every situation in which an actual or potential conflict may appear.
Portfolio Manager Compensation
The Fund’s portfolio managers are compensated by the Adviser. The compensation structure of the Adviser’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) if applicable, long-term stock-based compensation consisting generally of restricted stock units of the Adviser’s parent company, Brookfield Asset Management, Inc. The portfolio managers also receive certain retirement, insurance and other benefits that are broadly available to all of the Adviser’s employees. Compensation of the portfolio managers is reviewed on an annual basis.
The Adviser compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities, the total return performance of funds and accounts managed by the portfolio manager on an absolute basis and versus appropriate peer groups of similar size and strategy, as well as the management skills displayed in managing their subordinates and the teamwork displayed in working with other members of the firm. Since the portfolio managers are responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis almost equally weighted between performance, management and teamwork. Base compensation for the Adviser’s portfolio managers varies in line with the portfolio manager’s seniority and position. The compensation of portfolio managers with other job responsibilities (such as acting as an executive officer of the Adviser and supervising various departments) will include consideration of the scope of such responsibilities and the portfolio manager’s performance in meeting them. The Adviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the Adviser. While the salaries of the Adviser’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in the portfolio manager’s performance and other factors as described herein.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     None.

Item 10.	Submission of Matters to a Vote of Security Holders.
     None.

Item 11.	Controls and Procedures.
(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.
(b) As of the date of filing this Form N-CSR, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) None.

     (2) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.
     (3) None.
(b) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HYPERION BROOKFIELD INCOME FUND, INC. (formerly HYPERION STRATEGIC BOND FUND, INC.)
By:	/s/ John H. Dolan
John H. Dolan
Principal Executive Officer

Date: October 6, 2006
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Dolan
John H. Dolan
Principal Executive Officer

Date: October 6, 2006

By:	/s/ Thomas F. Doodian
Thomas F. Doodian
Treasurer and Principal Financial Officer

Date: October 6, 2006